Business Combination - Fair value of identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 15, 2021	Dec. 31, 2020
Labilities:
Goodwill on acquisition	$ 720,293		$ 671,122
K2 Capital Group LLC
Business Acquisition
Cash consideration		$ 156,628
Contingent consideration		9,241
Total consideration		165,869
Assets:
Cash and due from banks		800
Commercial loans		115,575
Premises and equipment		8,996
Accrrued income receivables		57
Other assets		2,822
Identifiable intangible assets		2,887
Total assets		131,137
Labilities:
Other liabilities		14,439
Total liabilities		14,439
Net assets acquired		116,698
Goodwill on acquisition		49,171
K2 Capital Group LLC | Book value before acquisition adjustment
Business Acquisition
Cash consideration		156,628
Contingent consideration		0
Total consideration		156,628
Assets:
Cash and due from banks		800
Commercial loans		118,907
Premises and equipment		6,987
Accrrued income receivables		57
Other assets		2,822
Identifiable intangible assets		0
Total assets		129,573
Labilities:
Other liabilities		14,439
Total liabilities		14,439
Net assets acquired		115,134
K2 Capital Group LLC | Fair value adjustment
Business Acquisition
Cash consideration		0
Contingent consideration		9,241
Total consideration		9,241
Assets:
Cash and due from banks		0
Commercial loans		(3,332)
Premises and equipment		2,009
Accrrued income receivables		0
Other assets		0
Identifiable intangible assets		2,887
Total assets		1,564
Labilities:
Other liabilities		0
Total liabilities		0
Net assets acquired		$ 1,564